Inventory	12 Months Ended
Dec. 31, 2017
Inventory [abstract]
Disclosure of Inventories [text block]
9	Inventories and contracts in progress

Inventories include the following:

	For the year ended December 31
in 000€	2017	2016	2015
Raw materials	4,970	4,297	3,390
Work in progress	3,944	2,693	1,442
Finished goods	1,414	880	555
Contracts in progress	1,266	−	−
Total inventories and contracts in progress	11,594	7,870	5,387

The amount of the inventory written-off as an expense is K€48 (2016: K€98; 2015: K€88).

The group has contracts in progress and advances from customers. The total costs incurred is K€973 and the profit recognized is K€293 as per December 31, 2017. There are no advances received from customers or retentions outstanding. In 2016 and 2015 the contracts in progress were presented under the heading of work in progress (2016: K€1,155;2015: K€722).